Significant Accounting Policies - Schedule of supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 187,876	¥ 198,418	¥ 206,518
Right-of-use assets (released)/obtained in exchange for operating lease liabilities	¥ 46,917	¥ 15,979	¥ (60,910)